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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH APRIL 2000

        THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

                                   Approx Asset
Date           Number    Price   Value or Approx     Seller
Each   Ident   Shares     Per     Asset Cov/Shr    or Seller's
Trans   Sec    Purch     Share   at Time of Purch     Broker

04-03   CEE      2700     16.8750     22.89        Weeden & Co
04-04   " "      4900     16.5663     22.53             " "
04-05   " "      4900     15.7207     22.35             " "
04-06   " "      1900     16.1250     22.78             " "
04-07   " "      4900     16.1760     23.11             " "
04-10   " "      3900     16.3910     23.29             " "
04-11   " "      3900     16.1715     22.48             " "
04-12   " "      1300     16.0337     22.55             " "
04-13   " "      3900     16.0304     22.16             " "
04-14   " "      2500     15.6375     21.75             " "
04-17   " "      2000     14.6938     20.63             " "
04-18   " "      1300     14.6971     20.68             " "
04-19   " "      2000     15.1563     20.63             " "
04-20   " "      1400     14.9554     20.35             " "
04-24   " "      2700     14.8704     20.38             " "
04-25   " "      1200     14.9583     20.32             " "
04-26   " "      3200     15.2461     20.53             " "
04-27   " "      2600     15.0721     20.02             " "
04-28   " "      2300     15.0572     20.28             " "



The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          05/08/00


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